ACQUISITION - Additional Information (Details) - USD ($) $ in Thousands			12 Months Ended
	Dec. 01, 2022	Dec. 02, 2021	Dec. 31, 2022	Dec. 31, 2021	Sep. 30, 2022	Apr. 06, 2021
Business Acquisition [Line Items]
Goodwill			$ 6,748	$ 0
Equity interest, cash			0	$ 8,633
Recognition of a loss			2,580
Beta Brand [Member]
Business Acquisition [Line Items]
Payment to acquire business		$ 7,000
Goodwill		$ 3,100
Mod Cloth [Member]
Business Acquisition [Line Items]
Goodwill	$ 6,748		6,700
Equity interest						50.00%
Remaining equity interest	50.00%
Equity interest, cash	$ 1,500
Remaining consideration as part of the acquisition	6,915
Total cash consideration	1,500
Settlement of pre-existing relationship (a)	5,415
Fair value and carrying value					$ 4,500
Fair value of previously held equity interest	$ 1,920		$ 1,920